Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term investments
Balance at the beginning of the year	$ 694,586	$ 452,337	$ 399,933
Investments made/transfers from prepayments	375,620	232,134	54,083
Gain (Loss) from equity method investment	(13,198)	57	1,030
Dividend received from equity method investment	(932)	(657)	(267)
Disposal of investments	(1,889)	(1,623)
Impairment on investments	(230,859)	(23,557)	(4,747)
Unrealized loss			(995)
Fair value change through earnings (including adjustment of subsequent price changes)	207,438	40,074
Currency translation adjustment	(3,307)	(4,179)	3,300
Balance at the end of year	1,027,459	694,586	452,337
Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	570,619	420,356	390,330
Investments made/transfers from prepayments	268,734	134,797	31,776
Disposal of investments	(1,724)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(81,385)
Impairment on investments	(230,859)	(23,557)	(4,747)
Fair value change through earnings (including adjustment of subsequent price changes)	35,838	42,877
Currency translation adjustment	(2,621)	(3,854)	2,997
Balance at the end of year	558,602	570,619	420,356
Equity Method
Long-term investments
Balance at the beginning of the year	122,491	27,702	4,329
Investments made/transfers from prepayments	91,869	97,337	22,307
Gain (Loss) from equity method investment	(13,198)	57	1,030
Dividend received from equity method investment	(932)	(657)	(267)
Disposal of investments	(165)	(1,623)
Currency translation adjustment	(686)	(325)	303
Balance at the end of year	199,379	122,491	27,702
Available-for-Sale Securities/Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	1,476	4,279	5,274
Investments made/transfers from prepayments	15,017
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	81,385
Unrealized loss			(995)
Fair value change through earnings (including adjustment of subsequent price changes)	171,600	(2,803)
Balance at the end of year	$ 269,478	$ 1,476	$ 4,279